Commitments and Contingencies (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 18, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 01, 2025	Dec. 22, 2024
Amendment provides for extension term		Dec. 31, 2027		Dec. 31, 2027		Dec. 31, 2027
Rent payments				$ 7,147		$ 7,147
Escalating annually rate				3.50%		3.50%
Incremental borrowing rate	6.50%							6.50%
ROU assets	$ 117,458	$ 568,901		$ 568,901		$ 161,300	$ 32,400
Operating lease liability	$ 473,183	577,700		577,700		168,900	35,200
Operating lease cost		46,500	$ 20,400	68,100	$ 40,000	83,500	70,500
Accrued sales commission		75,300		75,300		96,100	$ 128,500
Weighted average incremental borrowing rate	4.00%
Operating lease asset amount		568,900		568,900		161,300
Operating lease liability current		249,500		249,500		80,200
Operating lease liability noncurrent		$ 328,200		$ 328,200		88,700
Polymeric Acquisition [Member]
ROU assets	$ 117,458
Operating lease liability	$ 117,458
Lease term	2 years
Polymeric Nocopi [Member]
Lease term	2 years
Expire date	Dec. 31, 2028
Chief Operating Officer [Member]
Accrued sales commission						$ 75,000
Commission sales						7.00%
Chief Executive Officer [Member]
Accrued sales commission						$ 125,000			$ 120,000